Expense Example {- Fidelity Managed Retirement Income Fund} - 07.31 Fidelity Managed Retirement Funds Retail Combo PRO-10 - Fidelity Managed Retirement Income Fund - Fidelity Managed Retirement Income Fund
Jul. 13, 2021 USD ($)
Expense Example:
1 year	$ 46
3 years	144
5 years	252
10 years	$ 567